Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 — INCOME TAXES

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company will elect as a REIT as defined under Section 856(a) of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2016. To qualify as a REIT, the Company must meet certain organizational, income, asset and distribution tests. Accordingly, except as described below, the Company will generally not be subject to corporate U.S. federal or state income tax to the extent that it makes qualifying distributions of all of its taxable income to its shareholders and provided it satisfies on a continuing basis, through actual investment and operating results, the REIT requirements, including certain asset, income, distribution and share ownership tests. U.S. federal income tax law generally requires that a REIT distribute annually at least 90% of its REIT taxable income, without regard to the deduction for dividends paid and excluding net capital gains, and that it pays taxes at regular corporate income tax rates to the extent that it annually distributes less than 100% of its taxable income. The Company distributed100% of its taxable income in the taxable year ended December 31, 2016. Accordingly, for periods subsequent to the IPO Date, the accompanying combined and consolidated financial statements do not reflect a provision for federal income taxes. However, the Company may still be subject to federal excise tax, as well as certain state and local income and franchise taxes.

The Landlord is required to join in the filing of a New Jersey consolidated corporation business tax return under the New Jersey Casino Control Act and include in such return its income and expenses associated with its New Jersey assets and is thus subject to an entity level tax in New Jersey. Although the consolidated New Jersey return also includes MGM and certain of its subsidiaries, the Company is required to record New Jersey state income taxes in the accompanying combined and consolidated financial statements as if the Landlord was taxed for state purposes on a stand-alone basis. The Company and MGM have entered into a tax sharing agreement providing for an allocation of taxes due in the consolidated New Jersey return. Pursuant to this agreement, the Landlord will only be responsible for New Jersey taxes on any gain that may be realized upon a future sale of the New Jersey assets resulting solely from an appreciation in value of such assets over their value on the date they were contributed to the Landlord by a subsidiary of MGM. MGM is responsible for all other taxes reported in the New Jersey consolidated return. No amounts are due to MGM under the tax sharing agreement as of December 31, 2016. Accordingly, the provision for current taxes and the deferred tax liability in the accompanying combined and consolidated financial statements are attributable to noncontrolling interest since the payment of such taxes are the responsibility of MGM.

The Company was included in the consolidated or unitary income tax returns of MGM for all Predecessor periods. In the accompanying financial statements, the Predecessor periods reflect an allocation of income taxes from MGM as if the company’s Predecessor had filed a separate tax return in those periods.

The provision for income taxes attributable to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Federal:
Current	$—	$—	$—
Deferred	—	—	—

Provision for federal income taxes	$—	$—	$—

State:
Current	$2,156	$—	$—
Deferred	108	—	—

Provision for state income taxes	$2,264	$—	$—

A reconciliation of the federal income tax statutory rate and the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2016	2015	2014
Federal income tax statutory rate	35.0%	35.0%	35.0%
Federal valuation allowance	—	(35.0)	(35.0)
Income not subject to federal income tax	(35.0)	—	—
State taxes	6.0	—	—

Effective tax rate	6.0%	—%	—%

The major tax-effected components of the Company’s net deferred tax liability are as follows:

	December 31,
	2016	2015
	(in thousands)
Deferred tax liability — federal and state
Real estate investments, net	$25,368	$1,734,680

Total deferred tax liability	$25,368	$1,734,680

The Company assesses its tax positions using a two-step process. A tax position is recognized if it meets a “more likely than not” threshold, and is measured at the largest amount of benefit that is greater than 50% likely of being realized. Uncertain tax positions must be reviewed at each balance sheet date. Liabilities recorded as a result of this analysis must generally be recorded separately from any current or deferred income tax accounts. The Company currently has no uncertain tax positions. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. No interest or penalties were recorded for the year ended December 31, 2016.

Since the Company was formed during 2016, it has not filed any U.S. federal, state or local income tax returns as of December 31, 2016. The Company will file income tax returns in the required jurisdictions within the next twelve months.